Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of other receivables and prepayments [Abstract]
Prepaid insurance	$ 226,692	$ 82,060
Prepaid research and development expenses	214,768	978,044
Prepaid service fee	152,384	174,114
Prepaid rental expenses	13,406	14,251
Rental deposits	12,071	12,022
Other receivables	97,527	74,176
Other prepaid expenses	78,239	44,329
Total	$ 795,087	$ 1,378,996